Decommissioning provision (Narrative) (Details) - Decommissioning Provision [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Estimated undiscounted amount of decommissioning provision	$ 17.4
Bottom of range [member]
Disclosure of other provisions [line items]
Risk free rate used to discount decommissioning provision	1.30%
Term used to estimate decommissioning provision	4 years
Top of range [member]
Disclosure of other provisions [line items]
Risk free rate used to discount decommissioning provision	7.60%
Term used to estimate decommissioning provision	16 years